SCHEDULE OF CHANGES IN THE NUMBER OF TREASURY SHARES (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of treasury shares	17,582
Treasury Stock, Common [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares	23,658	23,658	23,658
Purchase of treasury shares	17,582
Sales of treasury shares
Balance, shares	41,240	23,658	23,658